Document and Entity Information	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	ON Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-39317
Entity Tax Identification Number	36-3840979
Entity Address, Address Line One	ON Semiconductor Corporation
Entity Address, Address Line Two	5005 E. McDowell Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	602
Local Phone Number	244-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Form 8-K/A”) is being filed by ON Semiconductor Corporation (the “Company”) solely for the purpose of amending and restating Item 9.01 of that certain Current Report on Form 8-K dated March 1, 2023 (the “Original Form 8-K”). Due to printer error, the Original Form 8-K was filed without attaching Exhibits 10.1 and 10.2. We are filing this Form 8-K/A solely to amend and restate Item 9.01 of the Original Form 8-K to include Exhibits 10.1 and 10.2. The Original Form 8-K otherwise remains unchanged.
Entity Central Index Key	0001097864